Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Restructuring provision [abstract]
Summary of Provisions

Initial recognition of provisions at June 30, 2021	$21,928
Increase to provisions during the period	439
Effect of foreign exchange difference	(262)
Interest expense	90
Balance at January 1, 2022	$22,195
Decrease to provision during the period	(10,741)
Effect of foreign exchange difference	(226)
Interest expense	393
Payments	(3,930)
Effect of changes in the discount rate	(1,001)
Balance at December 31, 2022	$6,690
Less current portion of provision	(3,400)
Long-term portion of provision	$3,290